Derivative financial instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Interest rate contracts - Future	$ 406,131	$ 799,828
Exchange rate contracts - Future	241,093	116,074
Interest rate contracts - Swap	10,056
Currency - Non-deliverable forward contract (NDF)	113,682
Warrants	100,000	65,000
Total assets	870,962	1,064,057
Equity - Total Return Swap (TRS)	89,726
Interest rate contracts - Future	386,428
DI - Future - notes 13 and 14	1,551,521
Total liabilities	2,027,675	2,958,520
Total	2,898,637	4,022,577
Forward contracts		83,155
Interest rate contracts - Future		2,871,882
Exchange rate contracts - Future		77,115
Interest rate contracts - Swap		9,523
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Interest rate contracts - Future	332,497	775,002
Exchange rate contracts - Future	241,093	116,074
Interest rate contracts - Swap	(0)
Currency - Non-deliverable forward contract (NDF)	113,682
Warrants	(0)	(0)
Total assets	687,272	974,231
Equity - Total Return Swap (TRS)
Interest rate contracts - Future	27,776
DI - Future - notes 13 and 14	590,015
Total liabilities	617,791	1,745,399
Total	1,305,063	2,719,630
Forward contracts		83,155
Interest rate contracts - Future		1,668,284
Exchange rate contracts - Future		77,115
Interest rate contracts - Swap		(0)
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Interest rate contracts - Future	73,286	24,755
Exchange rate contracts - Future	(0)	(0)
Interest rate contracts - Swap	(0)
Currency - Non-deliverable forward contract (NDF)	(0)
Warrants	(0)	(0)
Total assets	73,286	24,755
Equity - Total Return Swap (TRS)	89,726
Interest rate contracts - Future	256,240
DI - Future - notes 13 and 14	858,278
Total liabilities	1,204,244	864,989
Total	1,277,530	889,744
Forward contracts		(0)
Interest rate contracts - Future		864,989
Exchange rate contracts - Future		(0)
Interest rate contracts - Swap		(0)
Later than one year [member]
IfrsStatementLineItems [Line Items]
Interest rate contracts - Future	348	71
Exchange rate contracts - Future	(0)	(0)
Interest rate contracts - Swap	10,056
Currency - Non-deliverable forward contract (NDF)	(0)
Warrants	100,000	65,000
Total assets	110,404	65,071
Equity - Total Return Swap (TRS)
Interest rate contracts - Future	102,412
DI - Future - notes 13 and 14	103,228
Total liabilities	205,640	348,132
Total	$ 316,044	413,203
Forward contracts		(0)
Interest rate contracts - Future		338,609
Exchange rate contracts - Future		(0)
Interest rate contracts - Swap		$ 9,523